Financial Instruments - Summary of Gains and Losses on the Borrowings and Related Derivatives Designated as Fair Value Hedges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	£ 0	£ 0	£ (1)
Fair value movement gain/(loss) £m	7	0	1
Exchange gain/(loss) £m	0	0	0
Ending balance	7	0	0
Carrying values £m	(2,126)	(2,049)	(2,500)
USD debt [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	(36)	(13)	13
Fair value movement gain/(loss) £m	35	(25)	(26)
Exchange gain/(loss) £m	0	2	0
Ending balance	(1)	(36)	(13)
Carrying values £m	(1,221)	(701)	(699)
USD debt Related interest rate swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	36	13	(14)
Fair value movement gain/(loss) £m	(28)	25	27
Exchange gain/(loss) £m	0	(2)	0
Ending balance	8	36	13
Carrying values £m	8	36	13
total of USD debt and Interest rate swaps [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	0	0	(1)
Fair value movement gain/(loss) £m	7	0	1
Exchange gain/(loss) £m	0	0	0
Ending balance	7	0	0
Carrying values £m	(1,213)	(665)	(686)
EUR debt [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	(83)	(39)	(39)
Fair value movement gain/(loss) £m	55	(47)	(2)
Exchange gain/(loss) £m	1	3	2
Ending balance	(27)	(83)	(39)
Carrying values £m	(940)	(1,467)	(1,853)
EUR Debt related interest rate swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	83	39	39
Fair value movement gain/(loss) £m	(55)	47	2
Exchange gain/(loss) £m	(1)	(3)	(2)
Ending balance	27	83	39
Carrying values £m	27	83	39
Net Relating to USD, GBP, EUR And CHF Debt [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	0	0	0
Fair value movement gain/(loss) £m	0	0	0
Exchange gain/(loss) £m	0	0	0
Ending balance	0	0	0
Carrying values £m	(913)	(1,384)	(1,814)
Total of Eur debt and interest rate swaps [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	(119)	(52)	(26)
Fair value movement gain/(loss) £m	90	(72)	(28)
Exchange gain/(loss) £m	1	5	2
Ending balance	(28)	(119)	(52)
Carrying values £m	(2,161)	(2,168)	(2,552)
Total related interest rate swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	119	52	25
Fair value movement gain/(loss) £m	(83)	72	29
Exchange gain/(loss) £m	(1)	(5)	(2)
Ending balance	35	119	52
Carrying values £m	£ 35	£ 119	£ 52